INTEREST RATE SWAP DERIVATIVES - Derivative Instruments (Q3) (Details)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) instrument	Sep. 30, 2020 USD ($)	Jun. 30, 2021	Sep. 30, 2021 USD ($) instrument	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
GSA and EcoThrift | Swap
Receivables with Imputed Interest [Line Items]
Derivative, aggregate cost of hedge				$ 23,900
Dinan Cars | Swap
Receivables with Imputed Interest [Line Items]
Derivative, aggregate cost of hedge					$ 99,200
Rite Aid and Island Pacific | Swap
Receivables with Imputed Interest [Line Items]
Derivative, aggregate cost of hedge	$ 0	$ 52,200
Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Number of Instruments | instrument	4			4		8	12
Notional Amount	$ 26,171,300			$ 26,171,300		$ 36,617,164
Weighted Average Fixed Pay Rate	4.53%			4.53%		3.35%	3.87%
Weighted Average Remaining Term			2 years 2 months 12 days	2 years 3 months 18 days
Minimum
Receivables with Imputed Interest [Line Items]
Notional Amount	$ 24,935,999			$ 24,935,999		$ 34,989,063
Minimum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Notional Amount						$ 34,989,063	$ 45,514,229
LIBOR | Minimum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Reference Rate	4.05%			4.05%		3.13%	2.76%
LIBOR | Maximum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Reference Rate	5.16%			5.16%		5.16%	5.16%